Share options-equity and cash settled	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Options Equity And Cash Settled [Abstract]
Share options-equity and cash settled
29.	Share options equity and cash settled

The Group  has four equity settled share option plans (section a) and a cash settled share option plan (section b).

a. Equity settled

During the year ended December 31, 2018, the Group had four equity settled share based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	3,465,915
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Movements on the share options were as follows:

	2016	2017	2018
	Number of options	Number of options	Number of options
Options at beginning of year	16,611,310	17,522,365	32,307,010
Options granted	6,128,555	15,666,155	18,209,410
Options exercised	(2,510,570)	(198,525)	(3,032,571)
Options forfeited	(2,706,930)	(682,985)	(3,265,035)
	17,522,365	32,307,010	44,218,814
Options exercisable at end of year	10,214,900	12,551,425	16,830,409

Weighted average exercise prices were as follows:

	2016	2017	2018
Options at beginning of year	$0.76	$2.01	$4.43
Options granted	$3.34	$7.10	$9.84
Options forfeited	$0.57	$6.71	$7.31
Options exercised	$0.08	$0.08	$2.38
Options at end of year	$2.01	$4.43	$6.15
Options exercisable at year end	$1.08	$1.59	$2.33
Weighted average remaining contracted life of options outstanding at year end	7.67 years	8.00 years	9.54 years

	2016	2017	2018
	Number of options	Number of options	Number of options
Exercise price of options outstanding at year end
$0.00 to $0.08	6,090,695	5,868,735	4,416,525
$0.09 to $0.56	5,581,825	5,581,825	2,126,540
$0.57 to $3.52	5,002,505	6,302,505	4,595,104
$3.53 to $5.73	847,340	8,589,445	6,257,690
$5.74 to $7.39	-	5,964,500	7,890,495
$7.40 to $20.00	-	-	18,932,460
	17,522,365	32,307,010	44,218,814
Weighted average fair value of options granted in year	$2.43	$2.41	$4.17

Weighted average share price at the date of exercise for options exercised during the year ended December 31, 2018 was $20.00 (2017: $9.42).

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2016	2017	2018
Black Scholes model
Weighted average share price	$6.15	$9.87	$11.83
Weighted average exercise price	$3.34	$7.10	$9.84
Average expected volatility	20%	20%	23%
Expected life	4 years	4 years	4 years
Risk free rate	1.40%	1.85%	2.75%
Expected dividends	$nil	$nil	$nil

Expected volatility was determined with reference to historical volatility of publicly traded peer companies.

The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

The Group recognized total expenses of $34,668,000, $16,667,000 and $17,256,000 related to equity-settled share based payment transactions in 2018, 2017 and 2016 respectively.

b. Cash settled

Since 2016 the Group issues to certain employees share appreciation rights (“SAR”s) that require the Group to pay the intrinsic value of the SAR to the employee at the date of exercise. The Group has recorded liabilities of $15,342,000 in 2018 ($5,123,000 in 2017) through the grant of 769,000 SARs (2017: 222,696 SARs).

The fair value of the SARs is determined by using the Black Scholes model using the same assumptions noted in the above table for the Group’s equity-settled share based payments. The fair value of the liability is then reassessed at each reporting date. Included in the 2018 expense of $10,355,000 (2017: $3,807,000, 2016: $1,178,000), is a revaluation gain of $6,079,000 (2017: gain of $2,071,000). The total intrinsic value at December 31, 2018 was $19,425,000 (2017: $7,362,000) of which $8,722,000 is fully vested (2017: $2,965,000).